Net Loss Per Share (10-Q) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net Loss Per Share [Abstract]
Potentially dilutive securities
The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as they would be anti-dilutive:
	Three Months Ended March 31,
	2012	2013
Shares underlying warrants outstanding	1,061,616	80,080,702
Shares underlying options outstanding	240,837	232,684
Unvested restricted stock	76,037	54,939
Convertible notes payable	—	20,007,002

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as of December 31, 2011, and 2012, as they would be anti-dilutive:

	Year Ended December 31,
	2011	2012
Shares underlying warrants outstanding	1,064,616	80,250,702
Shares underlying options outstanding	174,872	234,465
Unvested restricted stock	13,988	74,372
Convertible notes payable	—	20,007,002